Interest in significant operating subsidiaries (Details) - ZAR (R) R in Millions				12 Months Ended
	Jun. 30, 2022	Jun. 29, 2022	Jun. 30, 2021	Jun. 30, 2022
Disclosure of subsidiaries
Assets to which significant restrictions apply	R 0			R 0
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disclosure of subsidiaries
Proportion of equity interest disposed of		30.00%
Interest in associates (as a percent)	20.00%	20.00%
Sasol Mining Holdings (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Technology (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Financing Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Investment Company (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol South Africa Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol South Africa Limited | SSA (Tier 2 and Khanyisa Public)
Disclosure of subsidiaries
Percentage of equity owned	18.40%
Sasol Middle East And India (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Africa (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Oil (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	75.00%		75.00%
Sasol New Energy Holdings (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disclosure of subsidiaries
Percentage of equity owned			50.00%
Proportion of equity interest disposed of		30.00%
Sasol Financing International Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%	100.00%
Sasol Germany Gmbh
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Italy Spa
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Mining (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	90.00%		90.00%
Sasol Canada Holdings Limited
Disclosure of subsidiaries
Percentage of equity owned			100.00%
Sasol Chemicals (USA) LLC
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%
Sasol Financing USA LLC
Disclosure of subsidiaries
Percentage of equity owned	100.00%		100.00%	100.00%